CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Partnership Capital	$28,623	$25,554
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(18,640)	(15,320)
Deficit	3,746	3,422
Accumulated other comprehensive income	(880)	(817)
Ownership changes and other	(560)	(558)
Invested Capital	$12,289	$12,281
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2023 and 2022:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Opening balance	$12,287	$12,272	$12,281	$12,195
Net redemption of preferred units	—	—	—	(220)
Issuance of perpetual subordinated notes	—	—	—	293
Issuance of limited partnership units	2	4	8	8
Ending balance	$12,289	$12,276	$12,289	$12,276
Weighted Average Invested Capital(1)	$12,287	$12,272	$12,284	$12,262
1.For the purposes of calculating Weighted Average Invested Capital for the six-month period ended June 30, 2022, redemption of preferred units and issuance of perpetual subordinated notes of $220 million and $293 million, respectively, were assumed to have been completed concurrently in January of 2022